Operating Segments	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Operating Segments

16. Operating segments

Operating segments are defined as components of an enterprise that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the Chief Operating Decision Maker (“CODM”) to make decisions about how to allocate resources and assess performance. As discussed in Note 1, in the fourth quarter of 2021, we revised our reportable segments as a result of a change in our CODM and how our CODM regularly reviews financial information to allocate resources and assess performance. Our CODM is defined as our Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), Chief Operating Officer (“COO”), Chief Information Officer (“CIO”), and Chief Human Resource Officer (“CHRO”). Our operating segments, which align with our reportable segments, are: US Acquiring, which focuses on card not present and card present solutions for small to medium size business merchants; Digital Commerce, which provides wallet based online payment solutions through our Skrill and NETELLER brands; and also enables consumers to use cash to facilitate online purchases through paysafecard prepaid vouchers under the Paysafecard and Paysafecash brands. These two operating segments, which are also reportable segments, as they have not been aggregated, are based on how the Company is organized, reflecting the difference in nature of the products and services they each sell. Shared costs are the cost of people and other resources consumed in activities that provide a benefit across more than one segment. Shared costs are allocated to each segment and Corporate primarily based on applicable drivers including headcount, revenue and Adjusted EBITDA. The prior year segment information has been recast to reflect this change.

The CODM evaluates performance and allocate resources based on Adjusted EBITDA of each operating segment. Adjusted EBITDA of each operating segment includes the revenues of the segment less ordinary operating expenses that are directly related to those revenues and an allocation of shared costs. Corporate overhead costs and Corporate’s allocation of shared costs are included in Corporate in the following table. Corporate overhead costs are costs consumed in the execution of corporate activities that are not directly factored into the production of any service provided by the Company’s segments.

The CODM does not receive segment asset data to evaluate performance or allocate resources and therefore such information is not presented.

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended June 30, 2022:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue	$187,150	$191,763	$—	$378,913
Adjusted EBITDA	$53,036	$71,722	$(21,805)	$102,953

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended June 30, 2021:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue	$164,642	$219,701	$—	$384,343
Adjusted EBITDA	$40,660	$95,064	$(16,920)	$118,804

The information below summarizes revenue and Adjusted EBITDA by segment for the six months ended June 30, 2022:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue	$356,294	$390,287	$—	$746,581
Adjusted EBITDA	$100,278	$147,517	$(40,875)	$206,920

The information below summarizes revenue and Adjusted EBITDA by segment for the six months ended June 30, 2021:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue	$317,983	$443,784	$—	$761,767
Adjusted EBITDA	$79,917	$186,578	$(34,461)	$232,034

(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.

A reconciliation of total segments Adjusted EBITDA to the Company’s (loss) / income before taxes is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
Segments Adjusted EBITDA	$124,758	$135,724	$247,795	$266,495
Corporate costs	(21,805)	(16,920)	(40,875)	(34,461)
Depreciation and amortization	(69,585)	(70,114)	(133,008)	(135,576)
Share-based compensation	(17,736)	(3,276)	(31,706)	(84,117)
Restructuring and other costs	(41,602)	(4,518)	(54,193)	(7,488)
Impairment expense on goodwill and intangible assets	(676,456)	(1,357)	(1,882,187)	(1,935)
Other income, net	56,155	46,558	59,633	79,083
(Gain) / loss on disposal of subsidiary and other assets, net	(660)	28	(660)	28
Interest expense, net	(28,426)	(62,650)	(54,382)	(125,019)
(Loss) / income before taxes	$(675,357)	$23,475	$(1,889,583)	$(42,990)

The disaggregated revenue by business line, which aligns with our reporting units, is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
US Acquiring	$187,150	$164,643	$356,294	$317,983
eCash (1)	95,717	103,877	196,829	216,793
Digital Wallet (1)	78,818	97,269	161,005	192,193
Integrated & Ecommerce Solutions (IES) (1)	25,620	26,587	48,821	50,149
Intracompany (1)	(8,392)	(8,033)	(16,368)	(15,351)
Revenue	378,913	384,343	746,581	761,767

(1)
These business lines are part of the Digital Commerce segment.

Geographic Information

Revenue by major geographic region is based upon the geographic location of the customers who receive the Company's services. Interest revenue of $530 and $481 for the three months ended June 30, 2022 and 2021 and $672 and $987 for the six months ended June 30, 2022 and 2021 are not included within the table below as it is not practicable to apportion its geographical source. The Company had no single customer contributing 10% or more of the Company’s revenue during the three months ended June 30, 2022 and 2021.

The information below summarizes revenue by geographic area for the three months ended June 30, 2022 and 2021.

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
United Kingdom	$4,194	$13,475	$13,437	$27,203
United States of America	182,715	174,857	366,029	334,680
Germany	26,485	34,904	52,577	71,683
All other countries (1)	164,989	160,626	313,866	327,214
Revenue from external customers	$378,383	$383,862	$745,909	$760,780

(1)
No single country included in the “All other countries” category generated more than 10% of total revenue.

The information below summarizes long-lived assets, net by geographic area:

	June 30, 2022	December 31, 2021
United Kingdom	$1,166	$5,068
Canada	5,480	6,455
United States of America	9,977	11,416
Bulgaria	8,726	11,442
Austria	7,639	8,682
All other countries (1)	4,248	4,962
Total long-lived assets, net	$37,236	$48,025

(1)
No single country included in the “All other countries” category comprised more than 10% of total long-lived assets.